Summary of Significant Accounting Policies (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	2,102	(8,206)	10,127	(1,164)
Description of Lessee Leasing Arrangements, Capital Leases		a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date
Shipping, Handling and Transportation Costs	12,474	14,630	17,421	15,549